S000031351 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	115 Months Ended	120 Months Ended	171 Months Ended	211 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	33.36%	18.96%		16.78%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	24.51%	14.28%		12.87%
C000158967 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	28.54%	17.18%		14.92%
Performance Inception Date			Jun. 01, 2015
C000097402 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	20.81%	15.43%		13.83%
Performance Inception Date						May 17, 2007
C000097402 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	17.73%	11.86%		10.62%
Performance Inception Date						May 17, 2007
C000097402 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	13.76%	11.34%		10.26%
Performance Inception Date						May 17, 2007
C000097404 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	26.32%	15.94%		13.68%
Performance Inception Date						May 17, 2007
C000097409 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	28.43%	17.08%		14.81%
Performance Inception Date					Sep. 27, 2010